SHARE-BASED PAYMENTS - Restricted share units (Details) - RSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Number Of common shares upon conversion of RSUs | shares	1
Additional consideration to acquire common share | $	$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1 | EquityInstruments	6,672	4,905
Granted | EquityInstruments	3,593	4,847
Reinvested | EquityInstruments	112	182
Redeemed - Cash | EquityInstruments	(1,857)	(1,325)
Redeemed - Equity | EquityInstruments	1,159	990
Forfeited | EquityInstruments	(1,141)	(947)
Outstanding at end of period | EquityInstruments	6,220	6,672
Balance at January 1 | $ / shares	$ 5.80	$ 7.44
Granted | $ / shares	$ 7.38	$ 5.16
Reinvested | $ / shares	6.23	5.90
Redeemed - Cash | $ / shares	$ 6.14	$ 7.85
Redeemed - Equity | $ / shares	6.41	7.62
Forfeited | $ / shares	6.21	6.28
Outstanding at end of period | $ / shares	$ 6.43	$ 5.80
Liability recognized in respect of cash settled RSUs | $	$ 20,900,000	$ 13,000,000.0